INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating losses carry forwards
PRC enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 722,276
Net operating losses carry forwards expire if unused by December 31, 2019	34,591
Net operating losses carry forwards expire if unused by December 31, 2020	65,233
Net operating losses carry forwards expire if unused by December 31, 2021	59,735
Net operating losses carry forwards expire if unused by December 31, 2022	183,984
Net operating losses carry forwards expire if unused by December 31, 2023	¥ 378,733
PRC enterprise income tax rate (as a percent)	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%